Consolidated Statements of Cash Flows - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Income before tax on continuing operations	$ 8,593,004	$ 14,428,414
Adjustments to obtain cash flows from operating activities:
Depreciation and amortization of fixed assets	1,473,445	1,407,331
Credit loss expense on financial assets	2,900,048	2,613,724
Difference in quoted prices of gold and foreign currency	(11,187,548)	(640,656)
Effect of inflation on cash and cash equivalents	37,727,661	19,262,485
Other adjustments	(10,222,186)	(1,936,885)
Net increase/ decrease from operating assets:
Debt Securities at fair value though profit and loss	(1,061,917)	(1,971,265)
Derivative financial instruments	(5,144)	5,762
Repo transactions	2,096,284	(2,061,047)
Loans and other financing
Non-financial public sector	1,005,517	140,310
Other financial entities	(842,849)	(1,626,393)
Non-financial private sector and foreign residents	13,685,945	(33,989,357)
Other debt securities	12,785,107	(12,740,471)
Financial assets delivered as guarantee	4,521,471	(4,477,395)
Equity instruments at fair value through profit or loss	365,816	332,341
Other assets	1,208,230	(1,347,004)
Deposits
Non-financial public sector	321,538	1,587,168
Financial sector	28,152	17,185
Non-financial private sector and foreign residents	24,804,358	5,082,990
Liabilities at fair value through profit or loss	(9,523)	9,523
Derivative financial instruments	(32,747)	34,116
Repo transactions	(3,804,382)	1,950,088
Other liabilities	480,731	3,920,966
Payments for Income Tax	(8,942,784)	(6,866,358)
TOTAL CASH FROM (USED IN) OPERATING ACTIVITIES (A)	75,888,227	(16,864,428)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of PPE, intangible assets and other assets	(2,285,690)	(2,944,845)
TOTAL CASH FROM (USED IN) INVESTING ACTIVITIES (B)	(2,285,690)	(2,944,845)
Payments:
Dividends	(4,511,437)	(1,274,864)
Acquisition or redemption of equity instruments	(4,978,414)
Non subordinated corporate bonds	(2,883,046)	(3,755,566)
Subordinated corporate bonds	(879,426)	(704,261)
Acquisition of non controlling interest	(542,605)
Proceeds:
Issued Equity instruments		19,956,038
Non subordinated corporate bonds	4,321,031	7,675,595
Central Bank of Argentina	7,467	1,477
Financing to local financial entities	1,173,929	992,426
TOTAL CASH USED IN FINANCING ACTIVITIES (C)	(8,292,501)	22,890,845
EFFECT OF EXCHANGE RATE FLUCTUATIONS (D)	20,830,157	2,456,171
EFFECT OF INFLATION ON CASH AND CASH EQUIVALENTS (E)	(37,727,661)	(19,262,485)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS (A+B+C+D+E)	48,412,532	(13,724,742)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE FISCAL YEAR	82,217,223	95,941,965
CASH AND CASH EQUIVALENTS AT THE END OF THE FISCAL YEAR	$ 130,629,755	$ 82,217,223